Movements in Equity - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retained earnings and other reserves	£ 8,850	£ 8,548	£ 5,811
Other reserves	1,054	1,309
Non distributable merger and pre merger reserves
Other reserves	1,849	1,849	1,849
Capital redemption reserve
Other reserves	280	280	280
Associates and joint ventures
Retained earnings and other reserves	£ 452	£ 451	£ 463